Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning of period	$ 166	$ 177	$ 166	$ 177	$ 261
Additions	3	5
Revisions	11	(34)
Settlements and disposals	(35)	(70)
Accretion expense	10	15
Asset retirement obligations, end of period	$ 166	$ 177
Less current portion			11	15
Asset retirement obligation, long-term			$ 155	$ 162